January 20, 2015

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:	Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 28 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add a new series, River Canyon Total Return Bond Fund.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com    Fax: 614.469.3361    Phone: 614.469.3297

THOMPSON HINE LLP	41 South High Street	www.ThompsonHine.com
ATTORNEYS AT LAW	Suite 1700	Phone; 614.469.3200
	Columbus, Ohio 43215-6101	Fax: 614.469.3361